Credit Card Receivables - Non-Accrual Loans (Details) - Credit card receivables - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Card Receivables
Nonaccrual	$ 868	$ 890
Interest income on non-accrual receivables	0
Unites States
Credit Card Receivables
Nonaccrual	556	551
Canada
Credit Card Receivables
Nonaccrual	$ 312	$ 339